Loans	12 Months Ended
Dec. 31, 2013
Loans and Leases Receivable Disclosure [Abstract]
Loans
Loans
The composition of the loan portfolio, by class of loan, as of December 31, 2013 and December 31, 2012 was as follows:

	12/31/2013			12/31/2012
(In thousands)	Loan Balance	Accrued Interest Receivable	Recorded Investment	Loan Balance	Accrued Interest Receivable	Recorded Investment

Commercial, financial and agricultural *	$825,432	$3,079	$828,511	$823,927	$2,976	$826,903
Commercial real estate *	1,112,273	3,765	1,116,038	1,092,164	3,839	1,096,003
Construction real estate:
SEPH commercial land and development *	5,846	2	5,848	15,105	37	15,142
Remaining commercial	110,842	263	111,105	115,473	331	115,804
Mortgage	31,882	96	31,978	26,373	81	26,454
Installment	7,546	26	7,572	8,577	33	8,610
Residential real estate:
Commercial	407,387	904	408,291	392,203	959	393,162
Mortgage	1,144,754	1,559	1,146,313	1,064,787	1,399	1,066,186
HELOC	213,565	870	214,435	212,905	892	213,797
Installment	33,841	132	33,973	43,750	176	43,926
Consumer	723,733	2,775	726,508	651,930	2,835	654,765
Leases	3,404	23	3,427	3,128	29	3,157
Total loans	$4,620,505	$13,494	$4,633,999	$4,450,322	$13,587	$4,463,909
* Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH commercial land and development loans were an immaterial amount of consumer loans that were not broken out by class.

Loans are shown net of deferred origination fees, costs and unearned income of $7.3 million at December 31, 2013 and $6.7 million at December 31, 2012, which represented a net deferred income position in both years.

Overdrawn deposit accounts of $3.3 million and $3.0 million have been reclassified to loans at December 31, 2013 and 2012, respectively.

Credit Quality
The following table presents the recorded investment in nonaccrual loans, accruing troubled debt restructurings, and loans past due 90 days or more and still accruing by class of loan as of December 31, 2013 and December 31, 2012:

	12/31/2013
(In thousands)	Nonaccrual Loans	Accruing Troubled Debt Restructurings	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$20,633	$107	$80	$20,820
Commercial real estate	39,588	2,234	2	41,824
Construction real estate:
SEPH commercial land and development	4,777	—	—	4,777
Remaining commercial	10,476	306	—	10,782
Mortgage	87	97	—	184
Installment	39	192	—	231
Residential real estate:
Commercial	32,495	913	—	33,408
Mortgage	20,564	11,708	549	32,821
HELOC	2,129	751	—	2,880
Installment	965	885	80	1,930
Consumer	3,463	1,616	1,016	6,095
Total loans	$135,216	$18,809	$1,727	$155,752

	12/31/2012
(In thousands)	Nonaccrual Loans	Accruing Troubled Debt Restructurings	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$17,324	$5,277	$37	$22,638
Commercial real estate	40,983	3,295	1,007	45,285
Construction real estate:
SEPH commercial land and development	13,939	—	—	13,939
Remaining commercial	14,977	6,597	—	21,574
Mortgage	158	100	—	258
Installment	149	175	—	324
Residential real estate:
Commercial	33,961	1,661	94	35,716
Mortgage	28,260	9,425	950	38,635
HELOC	1,689	736	—	2,425
Installment	1,670	780	54	2,504
Consumer	2,426	1,900	888	5,214
Total loans	$155,536	$29,946	$3,030	$188,512

The following table provides additional information regarding those nonaccrual and accruing troubled debt restructured loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2013 and December 31, 2012.

	12/31/2013			12/31/2012
(In thousands)	Nonaccrual and accruing troubled debt restructurings	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing troubled debt restructurings	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$20,740	$20,727	$13	$22,601	$22,587	$14
Commercial real estate	41,822	41,822	—	44,278	44,278	—
Construction real estate:
SEPH commercial land and development	4,777	4,777	—	13,939	13,260	679
Remaining commercial	10,782	10,782	—	21,574	21,574	—
Mortgage	184	—	184	258	—	258
Installment	231	—	231	324	—	324
Residential real estate:
Commercial	33,408	33,408	—	35,622	35,622	—
Mortgage	32,272	—	32,272	37,685	—	37,685
HELOC	2,880	—	2,880	2,425	—	2,425
Installment	1,850	—	1,850	2,450	—	2,450
Consumer	5,079	799	4,280	4,326	18	4,308
Total loans	$154,025	$112,315	$41,710	$185,482	$137,339	$48,143

All of the loans individually evaluated for impairment were evaluated using the fair value of the collateral or the present value of expected future cash flows as the measurement method.

The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2013 and December 31, 2012.

	12/31/2013			12/31/2012
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded
Commercial, financial and agricultural	$22,429	$12,885	$—	$23,782	$14,683	$—
Commercial real estate	56,870	34,149	—	56,258	35,097	—
Construction real estate:
SEPH commercial land and development	23,722	4,777	—	57,346	13,260	—
Remaining commercial	8,429	6,872	—	29,328	14,093	—
Residential real estate:
Commercial	36,709	31,461	—	39,918	31,957	—
Consumer	799	799	—	18	18	—
With an allowance recorded
Commercial, financial and agricultural	12,616	7,842	3,268	12,268	7,904	3,180
Commercial real estate	7,966	7,673	5,496	11,412	9,181	1,540
Construction real estate:
Remaining commercial	3,909	3,910	1,132	8,071	7,481	2,277
Residential real estate:
Commercial	2,129	1,947	555	3,944	3,665	1,279
Consumer	—	—	—	—	—	—
Total	$175,578	$112,315	$10,451	$242,345	$137,339	$8,276

Management’s general practice is to proactively charge down loans individually evaluated for impairment rather than carry significant specific reserves within the allowance for loan losses. At December 31, 2013 and December 31, 2012, there were $58.1 million and $97.6 million, respectively, in partial charge-offs on loans individually evaluated for impairment with no related allowance recorded and $5.2 million and $7.5 million, respectively, of partial charge-offs on loans individually evaluated for impairment that also had a specific reserve allocated.

The allowance for loan losses included specific reserves related to loans individually evaluated for impairment at December 31, 2013 and 2012, of $10.5 million and $8.3 million, respectively. These loans had a recorded investment as of December 31, 2013 and 2012 of $21.4 million and $28.2 million, respectively.

The average balance of loans individually evaluated for impairment was $124.1 million, $164.2 million, and $214.0 million for 2013, 2012, and 2011, respectively.

Interest income on loans individually evaluated for impairment is recognized on a cash basis. The following tables present the average recorded investment and interest income recognized on loans individually evaluated for impairment for the years ended December 31, 2013, 2012, and 2011.

		Year ended December 31, 2013
(In thousands)	Recorded Investment as of December 31, 2013	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$20,727	$20,523	$412
Commercial real estate	41,822	41,426	1,151
Construction real estate:
SEPH commercial land and development	4,777	8,723	—
Remaining commercial	10,782	17,829	616
Residential real estate:
Commercial	33,408	34,972	461
Consumer	799	616	—
Total	$112,315	$124,089	$2,640

		Year ended December 31, 2012
(In thousands)	Recorded Investment as of December 31, 2012	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$22,587	$35,305	$529
Commercial real estate	44,278	44,541	968
Construction real estate:
SEPH commercial land and development	13,260	17,277	—
Remaining commercial	21,574	27,774	818
Residential real estate:
Commercial	35,622	39,248	497
Consumer	18	19	1
Total	$137,339	$164,164	$2,813

		Year ended December 31, 2011
(In thousands)	Recorded Investment as of December 31, 2011	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$40,621	$23,518	$209
Commercial real estate	51,978	49,927	829
Construction real estate:
Vision commercial land and development	24,328	58,792	—
Remaining commercial	25,912	29,152	339
Residential real estate:
Commercial	44,276	52,640	214
Consumer	20	16	1
Total	$187,135	$214,045	$1,592

The following tables present the aging of the recorded investment in past due loans as of December 31, 2013 and December 31, 2012 by class of loan.

	12/31/2013
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment
Commercial, financial and agricultural	$1,233	$13,275	$14,508	$814,003	$828,511
Commercial real estate	2,168	18,274	20,442	1,095,596	1,116,038
Construction real estate:
SEPH commercial land and development	—	4,242	4,242	1,606	5,848
Remaining commercial	—	3,463	3,463	107,642	111,105
Mortgage	264	75	339	31,639	31,978
Installment	207	14	221	7,351	7,572
Residential real estate:
Commercial	900	5,659	6,559	401,732	408,291
Mortgage	13,633	11,829	25,462	1,120,851	1,146,313
HELOC	571	402	973	213,462	214,435
Installment	696	436	1,132	32,841	33,973
Consumer	12,143	3,941	16,084	710,424	726,508
Leases	—	—	—	3,427	3,427
Total loans	$31,815	$61,610	$93,425	$4,540,574	$4,633,999
* Includes $1.7 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.

	12/31/2012
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment

Commercial, financial and agricultural	$6,251	$11,811	$18,062	$808,841	$826,903
Commercial real estate	2,212	26,355	28,567	1,067,436	1,096,003
Construction real estate:
SEPH commercial land and development	686	11,314	12,000	3,142	15,142
Remaining commercial	3,652	5,838	9,490	106,314	115,804
Mortgage	171	85	256	26,198	26,454
Installment	135	40	175	8,435	8,610
Residential real estate:
Commercial	1,163	5,917	7,080	386,082	393,162
Mortgage	11,948	17,370	29,318	1,036,868	1,066,186
HELOC	620	309	929	212,868	213,797
Installment	563	787	1,350	42,576	43,926
Consumer	12,924	2,688	15,612	639,153	654,765
Leases	—	—	—	3,157	3,157
Total loans	$40,325	$82,514	$122,839	$4,341,070	$4,463,909

* Includes $3.0 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.

Credit Quality Indicators
Management utilizes past due information as a credit quality indicator across the loan portfolio. Past due information as of December 31, 2013 and December 31, 2012 is included in the tables above. The past due information is the primary credit quality indicator within the following classes of loans: (1) mortgage loans and installment loans in the construction real estate segment; (2) mortgage loans, HELOC and installment loans in the residential real estate segment; and (3) consumer loans. The primary credit indicator for commercial loans is based on an internal grading system that grades all commercial loans from 1 to 8. Credit grades are continuously monitored by the respective loan officer and adjustments are made when appropriate. A grade of 1 indicates little or no credit risk and a grade of 8 is considered a loss. Commercial loans with grades of 1 to 4.5 (pass-rated) are considered to be of acceptable credit risk. Commercial loans graded a 5 (special mention) are considered to be watch list credits and a higher loan loss reserve percentage is allocated to these loans. Loans classified as special mention have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date. Commercial loans graded 6 (substandard), also considered watch list credits, are considered to represent higher credit risk and, as a result, a higher loan loss reserve percentage is allocated to these loans. Loans classified as substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Commercial loans that are graded a 7 (doubtful) are shown as nonaccrual and Park generally charges these loans down to their fair value by taking a partial charge-off or recording a specific reserve. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Certain 6-rated loans and all 7-rated loans are included within the impaired category. A loan is deemed impaired when management determines the borrower's ability to perform in accordance with the contractual loan agreement is in doubt. Any commercial loan graded an 8 (loss) is completely charged-off.

The tables below present the recorded investment by loan grade at December 31, 2013 and December 31, 2012 for all commercial loans:

	12/31/2013
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural*	$6,055	$532	$20,740	$801,184	$828,511
Commercial real estate*	11,591	1,525	41,822	1,061,100	1,116,038
Construction real estate:
SEPH commercial land and development*	354	—	4,777	717	5,848
Remaining commercial	6,858	244	10,782	93,221	111,105
Residential real estate:
Commercial	5,033	397	33,408	369,453	408,291
Leases	—	—	—	3,427	3,427
Total Commercial Loans	$29,891	$2,698	$111,529	$2,329,102	$2,473,220

* Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH commercial land and development loans was an immaterial amount of consumer loans that were not broken out by class.

	12/31/2012
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural*	$9,537	$10,874	$22,601	$783,891	$826,903
Commercial real estate*	25,616	3,960	44,278	1,022,149	1,096,003
Construction real estate:
SEPH commercial land and development*	411	—	13,939	792	15,142
Remaining commercial	6,734	—	21,574	87,496	115,804
Residential real estate:
Commercial	8,994	2,053	35,622	346,493	393,162
Leases	—	—	—	3,157	3,157
Total Commercial Loans	$51,292	$16,887	$138,014	$2,243,978	$2,450,171

* Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH commercial land and development loans was an immaterial amount of consumer loans that were not broken out by class.

Troubled Debt Restructuring (TDRs)
Management classifies loans as TDRs when a borrower is experiencing financial difficulties and Park has granted a concession to the borrower as part of a modification or in the loan renewal process. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of the borrower's debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy. Management’s policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. Certain loans which were modified during the periods ended December 31, 2013 and December 31, 2012 did not meet the definition of a TDR as the modification was a delay in a payment that was considered to be insignificant. Management considers a forbearance period of up to three months or a delay in payment of up to 30 days to be insignificant. TDRs may be classified as accruing if the borrower has been current for a period of at least six months with respect to loan payments and management expects that the borrower will be able to continue to make payments in accordance with the terms of the restructured note. Management reviews all accruing TDRs quarterly to ensure payments continue to be made in accordance with the modified terms.

Management reviews renewals/modifications of loans previously identified as TDRs to consider if it is appropriate to remove the TDR classification. If the borrower is no longer experiencing financial difficulty and the renewal/modification does not contain a concessionary interest rate or other concessionary terms, management considers the potential removal of the TDR classification. If deemed appropriate, the TDR classification is removed as the borrower had complied with the terms of the loan at the date of the renewal/modification and there was a reasonable expectation that the borrower would continue to comply with the terms of the loan subsequent to the date of the renewal/modification. The majority of these TDRs were originally considered restructurings in a prior year as a result of a renewal/modification with an interest rate that was not commensurate with the risk of the underlying loan at the time of the renewal/modification. During the year ended December 31, 2013, Park removed the TDR classification on $7.7 million of loans that met the requirements discussed above.

At December 31, 2013 and December 31, 2012, there were $76.3 million and $84.7 million, respectively, of TDRs included in nonaccrual loan totals. At December 31, 2013 and December 31, 2012, $50.6 million and $52.6 million of these nonaccrual TDRs were performing in accordance with the terms of the restructured note. As of December 31, 2013 and December 31, 2012, there were $18.8 million and $29.9 million, respectively, of TDRs included in accruing loan totals. Management will continue to review the restructured loans and may determine it appropriate to move certain nonaccrual TDRs to accrual status in the future. At December 31, 2013 and December 31, 2012, Park had commitments to lend $4.0 million and $5.0 million, respectively, of additional funds to borrowers whose loan terms had been modified in a TDR.

The specific reserve related to TDRs at December 31, 2013 and December 31, 2012 was $7.5 million and $5.6 million, respectively. Modifications made in 2012 and 2013 were largely the result of renewals, extending the maturity date of the loan, at terms consistent with the original note. These modifications were deemed to be TDRs primarily due to Park’s conclusion that the borrower would likely not have qualified for similar terms through another lender. Many of the modifications deemed to be TDRs were previously identified as impaired loans, and thus were also previously evaluated for impairment under ASC 310.  Additional specific reserves of $1.1 million were recorded during the year ended December 31, 2013, as a result of TDRs identified in the 2013 year. Additional specific reserves of $2.3 million were recorded during the year ended December 31, 2012 as a result of TDRs identified in the 2012 year.

The terms of certain other loans were modified during the years ended December 31, 2013 and December 31, 2012 that did not meet the definition of a TDR. Modified/renewed substandard commercial loans which did not meet the definition of a TDR had a total recorded investment as of December 31, 2013 and December 31, 2012 of $878,000 and $800,000, respectively. The renewal/modification of these loans: (1) involved a renewal/modification of the terms of a loan to a borrower who was no longer experiencing financial difficulties, (2) resulted in a delay in a payment that was considered to be insignificant, or (3) resulted in Park obtaining additional collateral or guarantees that improved the likelihood of the ultimate collection of the loan such that the modification was deemed to be at market terms.  Modified consumer loans which did not meet the definition of a TDR had a total recorded investment as of December 31, 2013 and December 31, 2012 of $24.2 million and $26.5 million, respectively. Many of these loans were to borrowers who were not experiencing financial difficulties but who were looking to reduce their cost of funds.

The following tables detail the number of contracts modified as TDRs during the years ended December 31, 2013 and December 31, 2012 as well as the recorded investment of these contracts at December 31, 2013 and December 31, 2012. The recorded investment pre- and post-modification is generally the same.

	Year ended December 31, 2013
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	34	$7	$1,334	$1,341
Commercial real estate	22	—	8,563	8,563
Construction real estate:
SEPH commercial land and development	—	—	—	—
Remaining commercial	3	—	98	98
Mortgage	—	—	—	—
Installment	4	26	25	51
Residential real estate:
Commercial	15	—	2,552	2,552
Mortgage	62	1,967	2,278	4,245
HELOC	16	175	—	175
Installment	13	113	179	292
Consumer	327	805	345	1,150
Total loans	496	$3,093	$15,374	$18,467

	Year ended December 31, 2012
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	44	$2,843	$1,499	$4,342
Commercial real estate	25	2,648	3,611	6,259
Construction real estate:
SEPH commercial land and development	12	—	1,301	1,301
Remaining commercial	15	531	6,579	7,110
Mortgage	2	99	85	184
Installment	6	175	78	253
Residential real estate:
Commercial	18	1,139	1,842	2,981
Mortgage	129	4,279	5,776	10,055
HELOC	46	736	58	794
Installment	57	761	508	1,269
Consumer	600	1,899	670	2,569
Total loans	954	$15,110	$22,007	$37,117

Of those loans listed in the tables above which were modified during the year ended December 31, 2013, $5.5 million were on nonaccrual status as of December 31, 2012, but were not classified as TDRs. Of those loans which were modified during the year ended December 31, 2012, $6.5 million were on nonaccrual status as of December 31, 2011, but were not classified as TDRs.

The following table presents the recorded investment in financing receivables which were modified as TDRs within the previous 12 months and for which there was a payment default during the year ended December 31, 2013 and December 31, 2012. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	Year ended December 31, 2013		Year ended December 31, 2012
(In thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	11	$771	8	$244
Commercial real estate	11	2,839	10	2,113
Construction real estate:
SEPH commercial land and development	—	—	7	970
Remaining commercial	—	—	4	1,476
Mortgage	—	—	1	85
Installment	1	10	1	27
Residential real estate:
Commercial	4	1,683	1	16
Mortgage	26	1,533	39	2,863
HELOC	—	—	5	70
Installment	5	72	9	272
Consumer	74	471	123	743
Leases	—	—	—	—
Total loans	132	$7,379	$208	$8,879

Of the $7.4 million in modified TDRs which defaulted during the year ended December 31, 2013, $397,000 were accruing loans and $7.0 million were nonaccrual loans. Of the $8.9 million in modified TDRs which defaulted during the year ended December 31, 2012, $606,000 were accruing loans and $8.3 million were nonaccrual loans.

Management transfers a loan to OREO at the time that Park takes deed/title of the asset. At December 31, 2013 and 2012, Park had $34.6 million and $35.7 million, respectively, of OREO.

Certain of the Corporation’s executive officers, directors and related entities of directors are loan customers of PNB. As of December 31, 2013 and 2012, credit exposure aggregating approximately $49.7 million and $39.4 million, respectively, was outstanding to such parties. Of this total exposure, approximately $37.7 million and $35.3 million were outstanding at December 31, 2013 and 2012, respectively, with the remaining balance representing available credit. During 2013, new loans and advances on existing loans were made to these executive officers, directors and related entities totaling $547,000 and $11.9 million, respectively. These extensions of credit were offset by payments of $10.0 million. During 2012, new loans and advances on existing loans were $1.7 million and $13.0 million, respectively. These extensions of credit were offset by payments of $17.2 million and the removal of $4.4 million in loans to Vision Bank's executive officers, directors and related entities.